Financial Instruments Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivative financial instruments designated and non-designated as hedging instruments are included in the Company’s consolidated balance sheets at December 31, 2011 and 2010 as follows (dollars in millions):

	Assets			Liabilities
Risk Hedged	Classification	2011	2010	Classification	2011	2010
Designated
Foreign currency	Other current assets	$—	$—	Other current assets	$—	$1
Foreign currency	Other current liabilities	8	1	Other current liabilities	24	2
Interest rates	Other non-current assets	—	—	Other non-current assets	—	1

Non-designated
Foreign currency	Other current assets	—	2	Other current assets	—	—
Foreign currency	Other current liabilities	—	2	Other current liabilities	—	1
		$8	$5		$24	$5

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Gains and losses associated with derivative financial instruments recorded in Cost of sales and Interest expense for the year ended December 31, 2011, the three-month Successor period ended December 31, 2010, and the nine–month Predecessor period ended October 1, 2010 are as follows:

	Amount of Gain (Loss)
	Recorded in AOCI			AOCI into Income			Recorded in Income
	Successor		Predecessor	Successor		Predecessor	Successor		Predecessor
	2011	2010	2010	2011	2010	2010	2011	2010	2010
Foreign currency risk – Cost of sales
Cash flow hedges	$(8)	$(1)	$—	$5	$1	$6	$—	$—	$—
Non-designated cash flow hedges	—	—	—	—	—	—	(4)	3	(1)
	$(8)	$(1)	$—	$5	$1	$6	$(4)	$3	$(1)
Interest rate risk – Interest expense
Cash flow hedges	$1	$(1)	$—	$—	$—	$—	$—	$—	$—

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

With the exception of the customers below, the Company’s credit risk with any individual customer does not exceed ten percent of total accounts receivable at December 31, 2011 and 2010, respectively.

	2011	2010
Ford and affiliates	24%	22%
Hyundai Motor Company	10%	17%
Hyundai Mobis Company	14%	14%